FINANCIAL INSTRUMENT RISK - Financial assets measured at fair value on a recurring basis (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Financial assets measured at fair value on a recurring basis
Total assets	$ 14,877,675	$ 2,592,093	$ 3,287,709	$ 2,929,062	$ 3,730,298
Recurring
Financial assets measured at fair value on a recurring basis
Total assets			1,637,232		2,847,905
Recurring | Level 1
Financial assets measured at fair value on a recurring basis
Total assets			1,633,880		2,796,796
Recurring | Level 3
Financial assets measured at fair value on a recurring basis
Total assets			4,152		51,109
Recurring | Cash
Financial assets measured at fair value on a recurring basis
Total assets			1,387,670		2,421,796
Recurring | Cash | Level 1
Financial assets measured at fair value on a recurring basis
Total assets			1,387,670		2,421,796
Recurring | Marketable securities
Financial assets measured at fair value on a recurring basis
Total assets			249,562		426,109
Recurring | Marketable securities | Level 1
Financial assets measured at fair value on a recurring basis
Total assets			245,410		375,000
Recurring | Marketable securities | Level 3
Financial assets measured at fair value on a recurring basis
Total assets			$ 4,152		$ 51,109